Stock Compensation Plans (Details Textual) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock options [Member]	Oct. 04, 2011 Stock options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Restricted Stock Units (RSUs) [Member]	Jun. 25, 2012 2011 Omnibus Incentive Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares of common stock granted under new plan						2,750,000							13,675,000
Terms of outstanding options which are either fully vested and exercisable at the date of grant									5 years		10 years
Terms of outstanding options which vest ratably over period									3 years		10 years
Unrecognized compensation cost related to non-vested stock options					$ 24,000
Weighted-average period of recognizing cost related to non-vested stock options	1 year 10 months 24 days				4 years 9 months 18 days
Period for outstanding non-vested shares and restricted stock units which have original vesting schedules										1 year		2 years
Unrecognized compensation cost related to non-vested share awards							1,400,000
Shares vested during the period	125,079	120	160				124,999	80
Restricted shares vested, Per share	$ 1.32	$ 277.25	$ 259.75				$ 1.12	$ 306.25
Restricted shares vested	1,207,939	80	320	877
Restricted shares vested, Per share	$ 1.12	$ 306.25	$ 262.75	$ 253.00
Stock-Based Compensation (Additional Textual) [Abstract]
Options granted during the period	0	0	0
Weighted-average period of recognizing cost related to non-vested share awards	1 year 10 months 24 days				4 years 9 months 18 days
Total fair value of shares vested during the period	$ 142,000	$ 1,000	$ 6,000